COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 - COMMITMENTS AND CONTINGENCIES

Commitments

We occupy our sole corporate facilities at 17912 Cowan, Suite A, Irvine, California, 92614 from AdvSP, an affiliate of our Company, for approximately $16,637 per month (including common area maintenance), consistent with the amount that is charged to AdvSP by the property owner. On February 5, 2015, AdvSP entered into a new five-year lease for the property with the owner beginning July 1, 2015 and subsequently amended to begin June 1, 2015. The lease was subsequently amended to increase the square footage under lease beginning in January 2016. The lease includes annual increases in the monthly lease payments of approximately 3% each year.

At September 30, 2016, aggregate future minimum payments under the lease, including common area maintenance costs, are as follows:

2016	$49,027
2017	198,935
2018	204,585
2019	210,234
2020	106,530
Total	$769,311

During the three months ended September 30, 2016 and 2015, we incurred rent expense totaling approximately $51,000 and $37,000, respectively. During the nine months ended September 30, 2016 and 2015, we incurred rent expense totaling approximately $151,000 and $112,000, respectively.

Delinquent Payroll Tax Payments/Returns

The Company is delinquent in filing certain payroll tax returns resulting in the non-payment of the related withholdings and employer taxes. The delinquency and non-payments are for the quarterly period ended June 30, 2016. The total amount of money owed (excluding potential late filing and late payment penalties) as of September 30, 2016 is approximately $50,000 (which is included in “accounts payable and accrued expenses” in the accompanying condensed consolidated balance sheet as of September 30, 2016).

Legal Proceedings

On July 10, 2015 Stemage Skin Care, LLC (the “Plaintiff”) filed a complaint in the U.S. District Court for the Central District of California entitled “Stemage Skin Care LLC, a North Carolina limited liability company vs. NuGene International, Inc. et al.” (Civil Action No.8:15-cv-01078-AG-JCG). The complaint also names as defendants NuGene, Inc., Ali Kharazmi, Saeed Kharazmi, Kathy Ireland Worldwide, Stephen Roseberry, Steve Rosenblum and Erik Sterling. The complaint contains allegations of damage asserted to be grounded on: (i) copyright infringement; (ii) interference with contract; (iii) intentional interference with prospective economic advantage; (iv) negligent interference with prospective economic advantage; and (v) conspiracy. The complaint allegedly arises out of an August 20, 2012 agreement among the Plaintiff and kathy ireland inc. ("KI") pursuant to which KI made Kathy Ireland available to perform “Ambassador Services" as defined within that agreement. That agreement effectively terminated in October 2014 and is the subject of a separate arbitration with KI and Kathy Ireland before the American Arbitration Association. We filed a response denying all claims and based on our review of the matter, we believe that the complaint is without merit. Early stages of discovery have been completed and we have agreed to stay further discovery and motions during settlement discussions between Plaintiff and KI. Notwithstanding, no assurance of outcome currently can be given.

The matter had been settled for a total payment of $50,000 to Plaintiff. Subsequent to September 30, 2016 the Company agreed to pay the $50,000 to settle the matter. A definitive Settlement Agreement is being executed by and between all involved parties. The Settlement Agreement should be fully executed before the end of November, 2016, with the Company paying the $50,000 within that same time-frame (See Note 11).

On July 31, 2015 Star Health & Beauty, LLC (“SH&B”) filed a complaint in the U.S. District Court for the Northern District of Georgia entitled “Star Health & Beauty, LLC vs. NuGene, Inc. and NuGene International, Inc. Defendants” (Case No. 1:15-cv-02634-CAP). The complaint alleges that our use of the NUGENE name and trademark infringes on SH&B’s NUGEN name. SH&B seeks cancelation of our NUGENE trademark, as well as unspecified monetary damages. The matter is proceeding very slowly and discovery is ongoing. Plaintiff claims use to the NUGENE name only for a hair growth/restoration product. We intend to use a different name for our hair growth/restoration product. As such, we believe that our intellectual property rights to use of the name NUGENE for all products other than our hair growth/restoration product will be vindicated. However, no assurance of outcome currently can be given.

In October 2015, NSE Products, Inc., (“NSE”) a Delaware corporation based in Provo, Utah, initiated actions in the US Patent and Trademark Office contesting several of the Company's trademark registrations and applications. These actions, including Oppositions to trademark applications and Petitions to Revoke registered marks, rely on assertions made by NSE regarding the purported likelihood of confusion and dilution of NSE's trademarks that include the words NU SKIN. In July 2016, this litigation was settled. The Company agreed to abandon all rights to use the marks NUGENE REGEN, NUCELL, NUCELL HAIR, NUCLEANSE, NUEYE, NUSTEM, and NUMEDIA. The Company will also discontinue any and use of the marks NUCELL, NUCELL HAIR, NUCLEANSE, NUEYE, and NULIGHT. The Company is entitled to use and register without objection by NSE (i) the unitary word mark NUGENE or the design mark used by NuGene, without limitation; and, (ii) the unitary word marks NUMEDIA and NUSTEM for stem cell media in International Class 1. NuGene will not attempt to use or register any other trademark that is either similar to NU SKIN or that contains NU for personal care, nutrition, and technology products, including but not limited to goods that fall with International Classes 3 and 5. NuGene, or any entity or company with which NuGene is or becomes affiliated, will not attempt to use or register as a trademark NU SKIN.

As part of the settlement, NSE agreed to the above terms. NSE, or any entity or company with which NSE is or becomes affiliated, will not directly or indirectly object to or challenge NuGene's use or registration of the unitary word mark NuGene or the design mark currently used by Nugene. NSE further agreed that NSE, or any entity or company with which NSE is or becomes affiliated, will not attempt to use or register as a trademark NUGENE, NUSTEM, or NUMEDIA.

In May 2016, we were informed that the California Labor Commissioner scheduled a hearing in connection with two individuals that claimed the Company did not fulfill its obligations to pay a final paycheck. The two individuals are seeking back pay and penalties totaling approximately $31,000. The Company intends to contest various aspects of each claim. However, the Company recognizes that it may be held liable and has accrued its best estimate of the eventual amount of the settlement. It should be noted that the California Labor Board is slow to process these claims. The Company will also attempt to informally settle each claim prior to any hearing or further action. Limited settlement discussions have been initiated as of this time.

On May 6, 2016, we were presented with a demand for payment of compensation for a former executive employee (the “Executive”) pursuant to his employment contract with the Company. The amount of the compensation claimed by the Executive totaled $49,998, which includes a claim for retaliatory termination. The Executive also filed with the Labor Board seeking payment of approximately $12,000 with regard to issues with his last check and a bounced check.. The Executive was an “at-will” employee, and the Company’s management is evaluating the merits of this matter. No amounts have been accrued in connection with this matter through September 30, 2016. We have been in active settlement discussions with the Executive. We are hopeful we can settle for a cash payment less that what the Executive is seeking and an issuance of common stock of the Company.

From time to time, we may be involved in routine legal proceedings, as well as demands, claims and threatened litigation that arise in the normal course of our business. The ultimate amount of liability, if any, for any claims of any type (either alone or in the aggregate) may materially and adversely affect our financial condition, results of operations and liquidity. In addition, the ultimate outcome of any litigation is uncertain. Any outcome (including any for the actions described above), whether favorable or unfavorable, may materially and adversely affect us due to legal costs and expenses, diversion of management attention and other factors. We expense legal costs in the period incurred. We cannot assure you that additional contingencies of a legal nature or contingencies having legal aspects will not be asserted against us in the future, and these matters could relate to prior, current or future transactions or events.

Other than that described above, we are not currently a party to any other material legal proceedings. We are not aware of any pending or threatened litigation against us that in our view would have a material adverse effect on our business, financial condition, liquidity, or operating results. However, legal claims are inherently uncertain, and we cannot assure you that we will not be adversely affected in the future by legal proceedings.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Commitments

We sub-lease our sole corporate facilities at 17912 Cowan, Suite A, Irvine, California, 92614 from AdvSP, an affiliate of our Company, for approximately $16,637 per month (including common area maintenance), consistent with the amount that is charged to AdvSP by the property owner. On February 5, 2015, AdvSP entered into a new five-year lease for the property with the owner beginning July 1, 2015 and subsequently amended to begin June 1, 2015. The lease was subsequently amended to increase the square footage under lease beginning in January 2016. The lease includes annual increases in the monthly lease payments of approximately 3% each year.

At December 31, 2015, aggregate future minimum payments under the lease, including common area maintenance costs, are as follows:

2016	$193,285
2017	198,935
2018	204,585
2019	210,234
2020	106,530
Total	$913,569

During the years ended December 31, 2015 and 2014, we incurred rent expense totaling $167,454 and $31,314, respectively.

Legal Proceedings

On July 10, 2015 Stemage Skin Care, LLC (the “Plaintiff”) filed a complaint in the U.S. District Court for the Central District of California entitled “Stemage Skin Care LLC, a North Carolina limited liability company vs. NuGene International, Inc. et al.” (Civil Action No.8:15-cv-01078-AG-JCG). The complaint also names as defendants NuGene, Inc., Ali Kharazmi, Saeed Kharazmi, Kathy Ireland Worldwide, Stephen Roseberry, Steve Rosenblum and Erik Sterling. The complaint contains allegations of damage asserted to be grounded on: (i) copyright infringement; (ii) interference with contract; (iii) intentional interference with prospective economic advantage; (iv) negligent interference with prospective economic advantage; and (v) conspiracy. The complaint allegedly arises out of an August 20, 2012 agreement among the Plaintiff and kathy ireland inc. ("KI") pursuant to which KI made Kathy Ireland available to perform “Ambassador Services" as defined within that agreement. That agreement effectively terminated in October 2014 and is the subject of a separate arbitration with KI and Kathy Ireland before the American Arbitration Association. We filed a response denying all claims and based on our review of the matter, we believe that the complaint is without merit. These proceedings are at an early stage of discovery and of motions and no assurance of outcome currently can be given.

On July 31, 2015 Star Health & Beauty, LLC (“SH&B”) filed a complaint in the U.S. District Court for the Northern District of Georgia entitled “Star Health & Beauty, LLC vs. NuGene, Inc. and NuGene International, Inc. Defendants” (Case No. 1:15-cv-02634-CAP). The complaint alleges that our use of the NUGENE name and trademark infringes on SH&B’s NUGEN name. SH&B seeks cancelation of our NUGENE trademark, as well as unspecified monetary damages. We are in the process of early discovery to assist us in evaluating the merits of this lawsuit and intend to defend our intellectual property rights vigorously. As this matter is at an early stage, no assurance of outcome currently can be given.

In October 2015, NSE Products, Inc., (“NSE”) a Delaware corporation based in Provo, Utah, initiated actions in the US Patent and Trademark Office contesting several of the Company's trademark registrations and applications. These actions, including Oppositions to trademark applications and Petitions to Revoke registered marks, rely on assertions made by NSE regarding the purported likelihood of confusion and dilution of NSE's trademarks that include the words NU SKIN. The Company is defending its registered marks and pending applications against these actions.

From time to time, we may be involved in routine legal proceedings, as well as demands, claims and threatened litigation that arise in the normal course of our business. The ultimate amount of liability, if any, for any claims of any type (either alone or in the aggregate) may materially and adversely affect our financial condition, results of operations and liquidity. In addition, the ultimate outcome of any litigation is uncertain. Any outcome (including any for the actions described above), whether favorable or unfavorable, may materially and adversely affect us due to legal costs and expenses, diversion of management attention and other factors. We expense legal costs in the period incurred. We cannot assure you that additional contingencies of a legal nature or contingencies having legal aspects will not be asserted against us in the future, and these matters could relate to prior, current or future transactions or events.

Other than that described above, we are not currently a party to any other material legal proceedings. We are not aware of any pending or threatened litigation against us that in our view would have a material adverse effect on our business, financial condition, liquidity, or operating results. However, legal claims are inherently uncertain, and we cannot assure you that we will not be adversely affected in the future by legal proceedings.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

We entered into a sub-lease of our corporate offices in Orange County, California, on December 1, 2014. The property consists of approximately 11,000 square feet of office, manufacturing and assembly space. After completing various leasehold improvements, we moved in to the property in early March 2015. We currently sublease the property from ASP, an affiliate of the Company, for $12,000 per month, consistent with the amount that is charged to ASP by the landlord. Effective February 5, 2015, ASP entered into a new five year lease for the property beginning July 1, 2015. The lease calls for a base rent of $9,968 per month plus payment of approximately $2,000 per month for common area maintenance. The lease includes annual increases in the monthly lease payments of approximately 3% each year.

Effective December 1, 2014, the Company entered into three consulting agreements. The terms of each agreement is 36 months. Each consultant is entitled to base compensation of $3,000 per month and 33,333 shares of restricted shares of common stock per annum, issued on the anniversary of the effective date of the agreement.

From time to time, we may be involved in routine legal proceedings, as well as demands, claims and threatened litigation that arise in the normal course of our business. The ultimate amount of liability, if any, for any claims of any type (either alone or in the aggregate) may materially and adversely affect our financial condition, results of operations and liquidity. In addition, the ultimate outcome of any litigation is uncertain. Any outcome, whether favorable or unfavorable, may materially and adversely affect us due to legal costs and expenses, diversion of management attention and other factors. We expense legal costs in the period incurred. We cannot assure you that additional contingencies of a legal nature or contingencies having legal aspects will not be asserted against us in the future, and these matters could relate to prior, current or future transactions or events.

We are not currently a party to any material legal proceedings. We are not aware of any pending or threatened litigation against us that in our view would have a material adverse effect on our business, financial condition, liquidity, or operating results. However, legal claims are inherently uncertain, and we cannot assure you that we will not be adversely affected in the future by legal proceedings.